UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Smid Cap Growth Fund	December 31, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 97.95%
Consumer Discretionary – 24.23%
Coupons.com †	976,701	$17,336,443
DineEquity	741,359	76,834,447
Dunkin’ Brands Group	703,592	30,008,199
Outfront Media	953,045	25,579,734
Sally Beauty Holdings †	2,159,968	66,397,416
Shutterstock †	504,372	34,852,105
Ulta Salon Cosmetics & Fragrance †	401,330	51,306,027
		302,314,371
Energy – 3.93%
Core Laboratories	407,650	49,056,601
		49,056,601
Financial Services – 22.35%
Affiliated Managers Group †	275,426	58,456,414
Ellie Mae †	531,201	21,418,024
Equity Commonwealth	2,095,902	53,801,804
Heartland Payment Systems	1,397,914	75,417,460
MSCI Class A	1,469,798	69,727,217
		278,820,919
Healthcare – 10.29%
ABIOMED †	1,015,298	38,642,242
athenahealth †	189,719	27,642,058
Bio-Techne	672,786	62,165,427
		128,449,727
Producer Durables – 17.16%
Expeditors International of Washington	1,086,105	48,451,144
Graco	810,936	65,020,849
Ritchie Brothers Auctioneers	1,541,861	41,460,642
Zebra Technologies †	764,670	59,193,105
		214,125,740
Technology – 14.03%
Blackbaud	1,126,401	48,728,107
Logitech International Class R	3,098,285	41,980,194
NIC	1,656,677	29,803,619
VeriFone Systems †	1,465,673	54,523,036
		175,034,956
Utilities – 5.96%
j2 Global	1,199,568	74,373,216
		74,373,216
Total Common Stock (cost $783,256,042)		1,222,175,530

NQ-016 [12/14] 2/15 (13982)     1

Schedule of investments
Delaware Smid Cap Growth Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 2.20%
Discount Notes – 1.98%≠
Federal Home Loan Bank
0.065% 1/14/15	14,085,658	$14,085,616
0.065% 1/21/15	9,390,439	9,390,392
0.08% 3/18/15	517,275	517,254
0.085% 3/27/15	678,965	678,933
		24,672,195
Repurchase Agreements – 0.22%
Bank of America Merrill Lynch
0.03%, dated 12/31/14, to be repurchased on 1/2/15,
repurchase price $1,695,616 (collateralized by U.S.
government obligations 0.875%–4.625%
10/15/17–2/15/40
market value $1,729,526)	1,695,613	1,695,613
Bank of Montreal
0.06%, dated 12/31/14, to be repurchased on 1/2/15,
repurchase price $565,207 (collateralized by U.S.
government obligations 1.25%–3.875%
8/31/15–8/15/44
market value $576,509)	565,205	565,205
BNP Paribas
0.05%, dated 12/31/14, to be repurchased on 1/2/15,
repurchase price $470,183 (collateralized by U.S.
government obligations 0.875%–1.75%
8/15/17–5/15/23
market value $479,586)	470,182	470,182
		2,731,000
Total Short-Term Investments (cost $27,402,340)		27,403,195

Total Value of Securities – 100.15%
(cost $810,658,382)		1,249,578,725

Liabilities Net of Receivables and Other Assets – (0.15%)		(1,872,301)
Net Assets – 100.00%		$1,247,706,424

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

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Notes
Delaware Smid Cap Growth Fund	December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV – Delaware Smid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

NQ-016 [12/14] 2/15 (13982)     3

(Unaudited)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$302,314,371	$—	$302,314,371
Energy	49,056,601	—	49,056,601
Financial Services	278,820,919	—	278,820,919
Healthcare	128,449,727	—	128,449,727
Producer Durables	214,125,740	—	214,125,740
Technology	133,054,762	41,980,194	175,034,956
Utilities	74,373,216	—	74,373,216
Short-Term Investments	—	27,403,195	27,403,195
Total	$1,180,195,336	$69,383,389	$1,249,578,725

During the period ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the

4     NQ-016 [12/14] 2/15 (13982)

(Unaudited)

investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Dec. 31, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-016 [12/14] 2/15 (13982)     5

Schedule of investments
Delaware Healthcare Fund	December 31, 2014 (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock – 99.92%◇
Biotechnology – 8.87%
Active Biotech †	222,754	$537,197
Dyax †	650,000	9,139,000
Epizyme †	20,000	377,400
ImmunoGen †	290,000	1,769,000
Ligand Pharmaceuticals Class B †	60,000	3,192,600
Momenta Pharmaceuticals †	110,000	1,324,400
Myriad Genetics †	80,000	2,724,800
POZEN †	44,188	353,504
Regeneron Pharmaceuticals †	20,000	8,205,000
Seattle Genetics †	150,000	4,819,500
Theravance	40,000	566,000
Theravance Biopharma †	77,548	1,157,016
Vanda Pharmaceuticals †	130,000	1,861,600
Vertex Pharmaceuticals †	25,000	2,970,000
Xencor †	50,000	802,000
		39,799,017
Blue Chip Medical Products – 56.00%
Abbott Laboratories	38,000	1,710,760
AbbVie	30,000	1,963,200
Amgen	80,000	12,743,200
AstraZeneca	160,000	11,299,466
Baxter International	5,000	366,450
Biogen Idec †	5,000	1,697,250
Boston Scientific †	970,000	12,852,500
Bristol-Myers Squibb	341,737	20,172,735
Chugai Pharmaceutical	600,000	14,733,232
Gilead Sciences †	95,000	8,954,700
GlaxoSmithKline ADR	400,000	17,096,000
Hospira †	60,000	3,675,000
Johnson & Johnson	70,000	7,319,900
Lilly (Eli)	550,000	37,944,500
Medtronic	75,000	5,415,000
Merck	80,000	4,543,200
Pfizer	380,000	11,837,000
Sanofi	283,794	25,873,632
Stryker	20,000	1,886,600
Teva Pharmaceutical Industries ADR	450,000	25,879,500
UCB	249,785	18,993,009
Zimmer Holdings	38,000	4,309,960
		251,266,794

NQ-573 [12/14] 2/15 (13979)     1

Schedule of investments
Delaware Healthcare Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock◇ (continued)
Healthcare Services – 18.08%
Aetna	107,000	$9,504,810
Anthem	101,000	12,692,670
DaVita HealthCare Partners †	60,000	4,544,400
Fresenius Medical Care	230,000	17,166,478
Fresenius Medical Care ADR	200,000	7,428,000
Humana	10,000	1,436,300
Quest Diagnostics	220,000	14,753,200
Tenet Healthcare †	145,000	7,347,150
UnitedHealth Group	62,000	6,267,580
		81,140,588
Other – 12.36%
AirMedia Group ADR †	200,000	512,000
Blue Nile †	97,100	3,496,571
Cia de Minas Buenaventura ADR	115,300	1,102,268
E-Commerce China Dangdang ADR †	525,000	4,877,250
eLong ADR @†	80,865	1,451,122
Fannie Mae †	800,000	1,644,000
Federal Home Loan Mortgage †	800,000	1,648,000
Idreamsky Technology ADR †	70,000	1,195,600
Kinross Gold †	400,000	1,128,000
News Class A †	500,000	7,845,000
Nuance Communications †	150,000	2,140,500
SINA †	385,000	14,402,850
Sohu.com @†	190,000	10,104,200
Yahoo †	35,100	1,772,901
Youku Tudou ADR †	120,000	2,137,200
		55,457,462
Small/Mid-Cap Medical Products – 4.61%
Avon Products	190,000	1,784,100
CareFusion †	120,000	7,120,800
Intuitive Surgical †	9,250	4,892,695
Morphosys †	33,000	3,074,178
Salix Pharmaceuticals †	5,000	574,700
Straumann Holding Class R	12,800	3,215,876
		20,662,349
Total Common Stock (cost $376,336,255)		448,326,210

2     NQ-573 [12/14] 2/15 (13979)

(Unaudited)

	Number of
	shares	Value (U.S. $)
Right – 0.08%
Ambit Bioscience =	76,500	$45,900
Furiex Pharmaceuticals @=	30,000	300,000
Total Right (cost $0)		345,900

Total Value of Securities – 100.00%
(cost $376,336,255)		$448,672,110

Receivables and Other Assets Net of Liabilities – 0.00%		21,718
Net Assets – 100.00%		$448,693,828

@	Illiquid security. At Dec. 31, 2014, the aggregate value of illiquid securities was $11,855,322, which represents 2.64% of the Fund’s net assets.
◇	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2014, the aggregate value of fair valued securities was $345,900, which represents 0.08% of the Fund’s net assets.

†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-573 [12/14] 2/15 (13979)     3

Notes
Delaware Healthcare Fund	December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV – Delaware Healthcare Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

4     NQ-573 [12/14] 2/15 (13979)

(Unaudited)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Biotechnology	$39,799,017	$—	$—	$39,799,017
Blue Chip Medical Products	180,367,455	70,899,339	—	251,266,794
Healthcare Services	63,974,110	17,166,478	—	81,140,588
Other	55,457,462	—	—	55,457,462
Small/Mid-Cap Medical Products	14,372,295	6,290,054	—	20,662,349
Right	—	—	345,900	345,900
Total	$353,970,339	$94,355,871	$345,900	$448,672,110

During the period ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-573 [12/14] 2/15 (13979)     5

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2014that would require recognition or disclosure in the Fund’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: